NOTE 11 - Other accounts payable	12 Months Ended
Dec. 31, 2024
Notes
NOTE 11 - Other accounts payable:

NOTE 11 – Other accounts payable:

	As at December 31,
	2024	(*) 2023
Government institutions	492	361
Provision for Agricultural Research Organization	1,284	545
Employees	1,234	1,044
Advance payments from payment gateway	397	118
Others	202	4
Total	3,609	2,072